Fair Value Measurements - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities included in:
Series C convertible preferred stock at fair value		$ 0	$ 2,518
Fair value measurements, recurring
Assets included in:
Cash and cash equivalents - Money market securities	$ 10,737	87,252	1
Total fair value	10,737	87,252	1
Liabilities included in:
Convertible notes			51,170
Warrants	24	114	10,704
Series C convertible preferred stock at fair value			2,518
Total fair value	24	114	64,392
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value measurements, recurring
Assets included in:
Cash and cash equivalents - Money market securities	10,737	87,252	1
Total fair value	10,737	87,252	1
Liabilities included in:
Convertible notes			0
Warrants	0	0	0
Series C convertible preferred stock at fair value			0
Total fair value	0	0	0
Significant Other Observable Inputs (Level 2) | Fair value measurements, recurring
Assets included in:
Cash and cash equivalents - Money market securities	0	0	0
Total fair value	0	0	0
Liabilities included in:
Convertible notes			0
Warrants	0	0	0
Series C convertible preferred stock at fair value			0
Total fair value	0	0	0
Significant Unobservable Inputs (Level 3) | Fair value measurements, recurring
Assets included in:
Cash and cash equivalents - Money market securities	0	0	0
Total fair value	0	0	0
Liabilities included in:
Convertible notes			51,170
Warrants	24	114	10,704
Series C convertible preferred stock at fair value			2,518
Total fair value	$ 24	$ 114	$ 64,392